Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company by type of contract in each of six-month periods ended June 30, 2025, and June 30, 2026, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Time charter revenues	7,528,174	12,913,332
Pool revenues	2,068,779	—
Total Vessel Revenues	$9,596,953	$12,913,332